Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (36.4%)
		Australia (2.7%)
		Basic Materials
	$2,143	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.40%	09/29/27	$2,031,662
	1,919	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,707,973
					3,739,635
		Energy
	2,098	Santos Finance Ltd.	4.125	09/14/27	1,992,292
		Finance
	4,945	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	4,074,582
EUR	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,442,801
	$5,000	Westpac Banking Corp.	2.668	11/15/35	4,155,901
					10,673,284
		Industrials
EUR	1,000	Aurizon Network Pty. Ltd.	3.125	06/01/26	1,076,759
	2,600	Sydney Airport Finance Co. Pty. Ltd.	4.375	05/03/33	2,957,055
					4,033,814
		Utilities
	1,650	APA Infrastructure Ltd.	2.00	03/22/27	1,710,137
		Total Australia			22,149,162

		Brazil (0.3%)
		Consumer, Non-Cyclical
	$2,275	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.	2.50	01/15/27	2,103,442

		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)(b)	5.75	10/15/28	1,700,484

		Canada (0.8%)
		Basic Materials
	1,062	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,057,788
		Communications
	1,600	Rogers Communications, Inc.	3.80	03/15/32	1,456,042
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,204,349

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,700	Garda World Security Corp. (a)	9.50%	11/01/27	$1,711,680
	1,500	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	7.00	12/31/27	1,465,703
					4,381,732
		Total Canada			6,895,562

		Chile (0.1%)
		Communications
	1,000	Liberty Latin America Ltd.	2.00	07/15/24	975,000

		Colombia (0.2%)
		Finance
	1,688	Grupo Aval Ltd. (a)	4.375	02/04/30	1,399,912

		Denmark (0.7%)
		Finance
EUR	5,500	Danske Bank AS	1.375	02/12/30	5,749,850

		France (4.7%)
		Communications
	4,600	Orange SA	5.00	(c)	5,089,287
		Consumer, Cyclical
	2,800	Renault SA	1.125	10/04/27	2,747,596
		Consumer, Non-Cyclical
	1,700	Cerba Healthcare SACA	3.50	05/31/28	1,616,728
		Energy
	2,280	TotalEnergies SE	2.00	(c)	2,124,064
		Finance
	2,500	AXA SA	3.25	05/28/49	2,594,677
	3,500	Banque Federative du Credit Mutuel SA	5.125	01/13/33	4,024,475
	2,800	BNP Paribas SA	0.50	06/04/26	2,899,760
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,348,575
EUR	2,400	BNP Paribas SA	2.875	10/01/26	2,561,729
	800	BPCE SA	4.00	11/29/32	899,692
	$1,875	BPCE SA (a)	5.15	07/21/24	1,864,857
EUR	3,100	Credit Agricole Assurances SA	4.50	(c)	3,355,817
	2,000	Credit Agricole SA	2.625	03/17/27	2,095,119
	4,000	Societe Generale SA	1.00	11/24/30	4,073,397
					26,718,098
		Total France			38,295,773

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Germany (2.3%)
		Consumer, Cyclical
EUR	2,600	Volkswagen International Finance NV	4.625%	(c)	$2,781,773
		Consumer, Non-Cyclical
	2,780	Bayer AG	4.625	05/26/33	3,079,374
	650	Techem Verwaltungsgesellschaft 675 GmbH (a)	2.00	07/15/25	687,113
	600	Techem Verwaltungsgesellschaft 675 GmbH	2.00	07/15/25	634,258
					4,400,745
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,326,090
		Finance
	1,900	Allianz SE	5.824	07/25/53	2,253,368
	$2,525	Deutsche Bank AG	3.961	11/26/25	2,484,616
EUR	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	1,988,755
	3,000	Vonovia SE	0.625	12/14/29	2,681,752
					9,408,491
		Total Germany			18,917,099

		Greece (0.2%)
		Finance
	1,364	Luminis Finance PLC	4.00(d)	12/06/24	1,400,013

		India (0.3%)
		Industrials
	$2,650	Fly Leasing Ltd. (a)	7.00	10/15/24	2,546,610

		Ireland (0.4%)
		Finance
	2,800	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)	6.45	04/15/27	2,898,771

		Italy (1.4%)
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50	10/27/47	3,393,319
	1,040	Intesa Sanpaolo SpA	4.875	05/19/30	1,194,769
	$2,000	Intesa Sanpaolo SpA (a)	7.20	11/28/33	2,144,596
EUR	1,275	UniCredit SpA	1.625	01/18/32	1,184,640
					7,917,324

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Industrials
	$1,300	F-Brasile SpA/F-Brasile U.S. LLC, Series XR (a)	7.375%	08/15/26	$1,286,675
		Utilities
EUR	1,750	Enel SpA	6.375	(c)	2,008,843
		Total Italy			11,212,842

		Luxembourg (0.3%)
		Finance
	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	972,640
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,570,461
		Total Luxembourg			2,543,101

		Mexico (0.1%)
		Finance
	$1,572	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,147,560

		Netherlands (1.5%)
		Communications
EUR	1,600	Prosus NV	2.031	08/03/32	1,332,729
		Finance
	3,000	ASR Nederland NV	5.00	(c)	3,248,552
	4,000	ING Groep NV	1.00	11/13/30	4,080,965
	2,300	NN Group NV	4.50	(c)	2,488,954
					9,818,471
		Industrials
	$1,000	Trivium Packaging Finance BV (a)	8.50	08/15/27	976,858
		Total Netherlands			12,128,058

		Panama (0.5%)
		Utilities
	4,321	AES Panama Generation Holdings SRL	4.375	05/31/30	3,695,548

		Poland (0.2%)
		Industrials
	2,080	Canpack SA/Canpack U.S. LLC (a)	3.875	11/15/29	1,835,330

		Portugal (0.2%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70	07/20/80	1,866,028

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Spain (3.3%)
		Communications
EUR	1,910	Lorca Telecom Bondco SA	4.00%	09/18/27	$2,011,460
		Consumer, Non-Cyclical
	1,675	Grifols SA	2.25	11/15/27	1,654,073
	425	Grifols SA (a)	2.25	11/15/27	419,690
					2,073,763
		Energy
	2,050	Repsol International Finance BV	2.50	(c)	2,079,740
		Finance
	2,500	Banco Santander SA	3.125	01/19/27	2,672,777
	$5,000	Banco Santander SA	5.179	11/19/25	4,971,786
EUR	2,200	Banco Santander SA	5.75	08/23/33	2,488,643
	5,000	CaixaBank SA	2.25	04/17/30	5,254,470
					15,387,676
		Utilities
	2,300	Iberdrola Finanzas SA	4.875	(c)	2,527,749
	1,700	Iberdrola International BV, Series NC6	1.45	(c)	1,693,467
	1,000	NorteGas Energia Distribucion SA	0.905	01/22/31	852,236
					5,073,452
		Total Spain			26,626,091

		Sweden (0.5%)
		Consumer, Non-Cyclical
	1,570	Verisure Holding AB	3.25	02/15/27	1,635,067
		Finance
	3,025	Akelius Residential Property Financing BV	1.125	01/11/29	2,717,996
		Total Sweden			4,353,063

		Switzerland (0.8%)
		Finance
	$1,375	UBS AG	5.125	05/15/24	1,369,373
	2,000	UBS Group AG (a)	2.593	09/11/25	1,963,388
EUR	1,450	UBS Group AG	2.875	04/02/32	1,473,482
	$1,725	UBS Group AG (a)	6.537	08/12/33	1,837,625
		Total Switzerland			6,643,868

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Turkey (0.3%)
		Basic Materials
	$2,670	Eldorado Gold Corp. (a)	6.25%	09/01/29	$2,549,301

		United Kingdom (2.9%)
		Communications
	1,630	Connect Finco Sarl/Connect U.S. Finco LLC (a)	6.75	10/01/26	1,594,258
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,622,984
					4,217,242
		Consumer, Non-Cyclical
	$2,275	BAT Capital Corp. (b)	6.421	08/02/33	2,387,577
		Energy
	2,300	BP Capital Markets PLC	4.875	(c)	2,182,858
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	1,825,862
	$2,075	Barclays PLC	3.932	05/07/25	2,065,186
	2,600	HSBC Holdings PLC	2.633	11/07/25	2,540,399
EUR	900	Lloyds Banking Group PLC	4.947	(c)	945,541
	$1,725	Standard Chartered PLC (a)	2.678	06/29/32	1,408,657
	5,200	Standard Chartered PLC (a)	7.018	02/08/30	5,502,040
					14,287,685
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,064,828
		Total United Kingdom			24,140,190

		United States (11.5%)
		Basic Materials
	$3,500	Celanese U.S. Holdings LLC	6.165	07/15/27	3,587,804
		Communications
	1,306	Arches Buyer, Inc. (a)	4.25	06/01/28	1,169,121
	2,975	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	2,459,303
	1,390	Clear Channel Outdoor Holdings, Inc. (a)(b)	7.75	04/15/28	1,206,099
	1,031	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	1,023,658
	1,850	Univision Communications, Inc. (a)	4.50	05/01/29	1,645,300
					7,503,481

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Cyclical
	$2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75%	04/20/29	$2,673,869
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,228,501
	1,400	Ford Motor Credit Co. LLC	5.113	05/03/29	1,360,894
	2,600	Ford Motor Credit Co. LLC	6.798	11/07/28	2,717,471
	3,300	Hyundai Capital America (a)	1.80	01/10/28	2,929,781
	1,630	Newell Brands, Inc.	5.20	04/01/26	1,588,196
	3,000	Nissan Motor Acceptance Co. LLC (a)	7.05	09/15/28	3,150,347
	995	Peloton Interactive, Inc.	0.00(e)	02/15/26	795,957
	1,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (a)	5.625	09/01/29	750,745
	1,400	Resorts World Las Vegas LLC / RWLV Capital, Inc. (a)	4.625	04/16/29	1,244,950
	1,570	Tempur Sealy International, Inc. (a)	3.875	10/15/31	1,326,227
	4,850	Warnermedia Holdings, Inc.	4.279	03/15/32	4,442,196
					25,209,134
		Consumer, Non-Cyclical
	980	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(b)	6.00	06/01/29	814,713
	1,620	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	6.625	07/15/26	1,597,764
	485	LifePoint Health, Inc. (a)	9.875	08/15/30	496,552
	1,500	Sotheby's (a)	7.375	10/15/27	1,443,820
EUR	3,150	Upjohn Finance BV	1.362	06/23/27	3,168,056
	$1,650	WASH Multifamily Acquisition, Inc. (a)	5.75	04/15/26	1,587,688
					9,108,593
		Energy
	4,000	Energy Transfer LP	4.95	06/15/28	3,995,423
	1,200	Occidental Petroleum Corp.	7.50	05/01/31	1,337,016
	1,275	Occidental Petroleum Corp.	7.875	09/15/31	1,451,832
	1,875	ONEOK, Inc.	6.05	09/01/33	1,969,650
					8,753,921
		Finance
	1,125	Ally Financial, Inc.	3.875	05/21/24	1,118,508
	1,850	Ally Financial, Inc.	6.848	01/03/30	1,910,872
EUR	1,570	Bank of America Corp.	2.824	04/27/33	1,585,805
	$3,125	Charles Schwab Corp.	6.136	08/24/34	3,304,962
	1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	1,051,499

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$2,060	Jane Street Group/JSG Finance, Inc. (a)(b)		4.50%	11/15/29	$1,885,267
EUR	700	JPMorgan Chase & Co.		0.597	02/17/33	605,781
	$1,375	Osaic Holdings, Inc. (a)(b)	1	0.75	08/01/27	1,409,409
EUR	1,200	Prologis Euro Finance LLC		1.875	01/05/29	1,206,635
	$1,975	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (a)		3.875	03/01/31	1,727,868
	3,600	Truist Financial Corp.		5.867	06/08/34	3,689,351
	875	U.S. Bancorp		5.836	06/12/34	903,378
	3,500	VICI Properties LP/VICI Note Co., Inc. (a)		5.75	02/01/27	3,493,892
						23,893,227
		Industrials
	1,300	LABL, Inc. (a)		8.25	11/01/29	1,065,188
	805	LABL, Inc. (a)(b)	1	0.50	07/15/27	770,922
EUR	2,240	Standard Industries, Inc.		2.25	11/21/26	2,280,788
	$1,900	Vontier Corp.		1.80	04/01/26	1,754,291
						5,871,189
		Technology
	1,140	AthenaHealth Group, Inc. (a)		6.50	02/15/30	1,019,523
	1,780	Clarivate Science Holdings Corp. (a)(b)		4.875	07/01/29	1,663,216
	3,600	Concentrix Corp.		6.65	08/02/26	3,687,936
EUR	1,250	Fidelity National Information Services, Inc.		1.50	05/21/27	1,280,311
	$1,300	McAfee Corp. (a)		7.375	02/15/30	1,179,487
						8,830,473
		Utilities
	1,675	Southern Co.		4.475(f)	08/01/24	1,664,405
		Total United States				94,422,227
		Total Corporate Bonds (Cost $306,219,903)				298,194,885

		Sovereign (16.9%)
		Brazil (3.9%)
BRL	139,000	Brazil Notas do Tesouro Nacional	1	0.00	01/01/27 - 01/01/29	28,257,826
	$3,520	Brazilian Government International Bond		6.125	03/15/34	3,493,040
		Total Brazil				31,750,866

		Colombia (1.7%)
COP	16,000,000	Colombian TES		6.25	07/09/36	3,112,115
	35,646,800	Colombian TES		7.00	03/26/31	8,116,109
	9,184,000	Colombian TES	1	3.25	02/09/33	2,870,219
		Total Colombia				14,098,443

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Dominican Republic (1.0%)
	$1,700	Dominican Republic International Bond (a)		5.50%	02/22/29	$1,650,881
DOP	135,100	Dominican Republic International Bond (a)	1	1.25	09/15/35	2,478,429
	187,850	Dominican Republic International Bond (a)	1	3.625	02/03/33	3,879,711
		Total Dominican Republic				8,009,021

		Hungary (1.5%)
HUF	1,746,680	Hungary Government Bond		4.50	05/27/32	4,459,627
	3,134,890	Hungary Government Bond		4.75	11/24/32	8,135,485
		Total Hungary				12,595,112

		Indonesia (1.7%)
IDR	138,000,000	Indonesia Treasury Bond		7.00	02/15/33	8,997,023
	74,000,000	Indonesia Treasury Bond		8.375	03/15/34	5,282,324
		Total Indonesia				14,279,347

		Ivory Coast (0.5%)
EUR	4,400	Ivory Coast Government International Bond (a)		4.875	01/30/32	3,999,261

		Mexico (2.9%)
MXN	344,000	Mexican Bonos		8.50	05/31/29	19,494,965
EUR	1,300	Petroleos Mexicanos		2.75	04/21/27	1,203,868
	$3,058	Petroleos Mexicanos		6.50	03/13/27	2,869,515
		Total Mexico				23,568,348

		Nigeria (0.4%)
	1,300	Africa Finance Corp. (a)		4.375	04/17/26	1,255,306
	2,900	Nigeria Government International Bond		7.375	09/28/33	2,392,584
		Total Nigeria				3,647,890

		Peru (2.0%)
PEN	39,004	Peru Government Bond		5.40	08/12/34	9,333,802
	28,200	Peru Government Bond		6.15	08/12/32	7,299,555
		Total Peru				16,633,357

		Romania (0.5%)
EUR	1,920	Romania Government International Bond (a)		3.75	02/07/34	1,807,225
	1,800	Romania Government International Bond (a)		6.375	09/18/33	2,071,072
		Total Romania				3,878,297

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Uruguay (0.8%)
UYU	54,611	Uruguay Government International Bond		8.25%	05/21/31	$1,320,747
	184,458	Uruguay Government International Bond		9.75	07/20/33	4,873,965
		Total Uruguay				6,194,712
		Total Sovereign (Cost $135,658,560)				138,654,654

		Agency Fixed Rate Mortgages (3.7%)
	$1	Federal Home Loan Mortgage Corporation, Gold Pool:		6.50	10/01/32	586
		Federal National Mortgage Association, Conventional Pools:
	13			6.50	05/01/28 - 01/01/32	13,771
	2			7.00	11/01/32	2,274
		February TBA
	4,580	(g)		2.50	02/01/54	3,861,513
	10,480	(g)		5.00	02/01/54	10,369,878
	12,500	(g)		5.50	02/01/54	12,550,292
		Government National Mortgage Association,
	3,723			6.00	08/20/53	3,817,334
		Various Pools:
	1			7.50	07/20/25	840
	2			8.00	05/15/24 - 05/15/30	2,493
		Total Agency Fixed Rate Mortgages (Cost $30,375,933)				30,618,981

		Asset-Backed Securities (12.4%)
	702	ABFC Trust 1 Month Term SOFR + 1.16%		6.50(d)	08/25/33	693,356
	2,649	AMSR Trust (a)		3.867	01/19/39	2,436,368
	500	Apidos CLO XXXV Ltd. 3 Month Term SOFR + 6.01% (a)	1	1.329(d)	04/20/34	484,672
	5	Asset-Backed Securities Corp. Home Equity Loan Trust 1 Month Term SOFR + 0.49%		3.255(d)	03/25/36	4,865
	1,323	Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)		6.451(d)	02/28/40	1,187,297
	35	Bear Stearns Asset-Backed Securities Trust		4.864(d)	07/25/36	34,827
	1,536	Blackbird Capital Aircraft Lease Securitization Ltd. (a)		4.213	12/16/41	1,498,958
	353	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (a)		5.851(d)	10/20/40	320,799

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$5,500	Cascade Funding Mortgage Trust, Class M4 (a)		4.25(d)%	04/25/33	$4,382,964
	1,002	Cascade MH Asset Trust (a)		4.00(d)	11/25/44	966,484
	534	Chase Funding Loan Acquisition Trust		5.50	08/25/34	499,911
	309	Citigroup Mortgage Loan Trust, Inc. 1 Month Term SOFR + 3.11% (a)		8.45(d)	07/25/44	356,836
		Conn's Receivables Funding LLC,
	3,600	(a)		0.00(e)	12/15/26	3,230,136
	1,217	(a)		4.59	05/15/26	1,213,218
	776	(a)		9.52	12/15/26	777,960
	2,700	(a)	1	0.00	01/17/28	2,732,497
	1,500	Countrywide Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%		3.871(d)	03/25/35	1,267,973
	1,762	ECAF I Ltd. (Cayman Islands) (a)		4.947	06/15/40	1,198,175
		Finance of America HECM Buyout,
	4,290	(a)		6.00(d)	08/01/32	3,229,205
	5,000	(a)		7.87(d)	02/25/32	4,410,862
	2,893	FirstKey Homes Trust, Class F3 (a)		3.686	08/17/38	2,550,075
	4,000	FMC GMSR Issuer Trust (a)		7.17	04/25/27	3,684,442
	2,548	GAIA Aviation Ltd. (Cayman Islands) (a)		7.00	12/15/44	1,407,764
		GSAA Home Equity Trust,
	333			6.502	11/25/36	128,007
	48	1 Month Term SOFR + 1.99%		7.325(d)	12/25/34	46,943
	1,899	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (a)		8.707(d)	10/25/50	1,908,559
EUR	1,076	Hestia Financing 3 Month EURIBOR + 2.50% (Cyprus)		6.493(d)	12/31/46	1,095,863
	$236	JOL Air Ltd. (Cayman Islands) (a)		4.948	04/15/44	186,482
	500	KKR CLO 16 Ltd. 3 Month Term SOFR + 7.37% (a)	1	2.689(d)	10/20/34	488,607
	1,376	LoanMe Trust Prime (a)		5.00	09/15/34	1,298,961
	938	METAL LLC (a)		4.581	10/15/42	595,700
	2,366	MFA 2021-NPL1 LLC (a)		2.363	03/25/60	2,343,983
	2,163	New Residential Mortgage LLC, Class A (a)		5.437	06/25/25	2,124,260
GBP	2,000	Newday Funding Master Issuer PLC 3 Month GBP SONIA + 1.90% (United Kingdom) (a)		7.099(d)	03/15/29	2,534,755
		Newtek Small Business Loan Trust,
	$272	Daily U.S. Prime Rate - 0.55% (a)		7.95(d)	02/25/44	270,256
	797	Daily U.S. Prime Rate + 0.10% (a)		8.60(d)	12/25/48	777,187
		NRZ Excess Spread-Collateralized Notes, Class A
	739	(a)		2.981	03/25/26	694,449

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,270	(a)		3.104%	07/25/26	$1,186,562
2,828	Oakwood Mortgage Investors, Inc.		7.405(d)	06/15/31	327,919
3,629	Pagaya AI Technology in Housing Trust, Class E2 (a)		3.60	10/25/40	2,903,257
3,000	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (a)		8.451(d)	03/25/26	3,005,724
	PRET LLC, Class A1
2,792	(a)		1.843	09/25/51	2,678,660
1,951	(a)		8.112	11/25/53	1,981,850
2,817	(a)		8.232	09/25/53	2,877,379
	Progress Residential 2020-SFR1 Trust,
2,975	(a)		3.032	04/17/37	2,857,992
2,447	(a)		3.431	04/17/37	2,348,417
3,205	Raptor Aircraft Finance I LLC (a)		4.213	08/23/44	2,634,625
	ReadyCap Lending Small Business Loan Trust,
233	Daily U.S. Prime Rate - 0.50% (a)		8.00(d)	12/27/44	231,963
2,730	Daily U.S. Prime Rate + 0.07% (a)		8.57(d)	04/25/48	2,754,088
3,400	Retained Vantage Data Centers Issuer LLC, Class A2A (a)		5.00	09/15/48	3,241,506
2,008	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)		4.75	10/15/42	1,813,675
914	Start II Ltd. (Bermuda) (a)		4.089	03/15/44	831,273
1,356	Start Ltd. (a)		4.089	05/15/43	1,242,447
1,000	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	1	1.826(d)	01/15/34	998,428
	Tricon American Homes Trust,
1,480	(a)		3.745	03/17/38	1,408,805
4,000	(a)		4.882	07/17/38	3,837,600
1,225	Trimaran Cavu 2021-1 Ltd. 3 Month Term SOFR + 3.71% (Cayman Islands) (a)		9.027(d)	04/23/32	1,220,482
	Trinitas CLO VI Ltd.,
1,000	3 Month Term SOFR + 4.01% (a)		9.336(d)	01/25/34	907,386
1,000	3 Month Term SOFR + 7.08% (a)	1	2.402(d)	01/25/34	894,359
1,812	VCAT LLC (a)		1.743	05/25/51	1,762,191
1,000	Vibrant CLO XII Ltd. 3 Month Term SOFR + 7.37% (a)	1	2.689(d)	01/20/34	1,002,770
2,000	VINE Trust, Class E1 (a)		4.75	12/17/40	1,804,983
1,500	Wellfleet CLO 2022-1 Ltd. 3 Month Term SOFR + 4.14% (a)		9.454(d)	04/15/34	1,502,001
	Total Asset-Backed Securities (Cost $105,242,642)				101,319,998

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
$9,926	Federal Home Loan Mortgage Corporation, IO		4.481(d)%	11/25/55	$2,526,057
	Federal National Mortgage Association,
	IO REMIC
417			0.00(d)	10/25/39	21,118
184			0.227(d)	03/25/44	5,860
54	6.44% - SOFR30A		1.091(h)	08/25/41	1,103
563	Government National Mortgage Association, IO, 6.14% - 1 Month Term SOFR		0.799(h)	12/20/42	58,904
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,798,940)				2,613,042

	Commercial Mortgage-Backed Securities (3.2%)
900	Citigroup Commercial Mortgage Trust (a)		3.62(d)	12/10/41	662,447
	Commercial Mortgage Trust
1,500	(a)		3.513(d)	08/15/57	1,418,941
300			4.447(d)	02/10/47	228,888
139	(a)		4.892(d)	07/15/47	126,274
2,113	COOF Securitization Trust, IO (a)		2.691(d)	10/25/40	123,939
2,968	COOF Securitization Trust II, IO (a)		2.509(d)	08/25/41	163,444
	Credit Suisse Mortgage Trust
	Class A
2,634	1 Month Term SOFR + 3.57% (a)		8.907(d)	05/15/26	2,403,556
3,500	1 Month Term SOFR + 3.83% (a)		9.163(d)	08/15/26	3,117,966
3,598	1 Month Term SOFR + 4.08% (a)		9.417(d)	04/15/26	3,540,758
	Federal Home Loan Mortgage Corporation
	IO
7,000			2.72(d)	01/25/49	1,007,956
6,430			3.174(d)	11/25/36	1,659,526
189	FREMF Mortgage Trust
	SOFR30A + 5.36% (a)	1	0.709(d)	07/25/26	176,694
31,432	GS Mortgage Securities Corp. Trust, IO (a)		0.608(d)	10/10/32	11,408
1,590	JP Morgan Chase Commercial Mortgage Securities Trust, IO		0.843(d)	07/15/47	30
	JPMBB Commercial Mortgage Securities Trust
136	(a)		4.132(d)	09/15/47	121,185
405	(a)		4.792(d)	04/15/47	381,910
	IO
2,100			1.04(d)	08/15/47	1,799

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		KGS-Alpha SBA COOF Trust
		IO
	$386	(a)	3.099(d)%	07/25/41	$23,549
	282	(a)	5.41(d)	04/25/40	13,224
	1,500	MFT Mortgage Trust (a)	3.392(d)	08/10/40	998,718
	1,500	MKT 2020-525M Mortgage Trust (a)	3.039(d)	02/12/40	596,580
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.272(d)	05/15/39	1,237,577
	3,000	SG Commercial Mortgage Securities Trust (a)	3.593(d)	09/15/39	2,306,765
	852	Sutherland Commercial Mortgage Trust (a)	2.23(d)	12/25/41	759,927
EUR	325	Taurus 2018-1 IT SRL
		3 Month EURIBOR + 2.78% (Italy)	6.782(d)	05/18/32	349,839
	$1,220	Velocity Commercial Capital Loan Trust (a)	6.90	05/25/47	1,213,902
	2,611	VMC Finance 2021-HT1 LLC
		1 Month Term SOFR + 1.76% (a)	7.099(d)	01/18/37	2,566,508
	900	Wells Fargo Commercial Mortgage Trust (a)	4.517(d)	04/15/50	806,371
	393	WFRBS Commercial Mortgage Trust (a)	4.806(d)	09/15/46	361,688
		Total Commercial Mortgage-Backed Securities (Cost $30,144,651)			26,381,369

		Mortgages - Other (19.4%)
	1,709	510 Asset Backed 2021-NPL1 Trust (a)	2.24	06/25/61	1,635,538
	2,297	510 Asset Backed 2021-NPL2 Trust (a)	2.116	06/25/61	2,237,886
	76	Banc of America Alternative Loan Trust 1 Month Term SOFR + 0.76%	6.00(d)	07/25/46	57,097
		Banc of America Funding Trust,
	7		5.25	07/25/37	7,188
	341		5.50	09/25/35	323,075
	43		6.00	07/25/37	35,470
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	8.721(d)	12/30/63	1,004,807
	3,265	Bayview Commercial Asset Trust, Class A4A 1 Month Term SOFR + 1.61% (a)	6.95(d)	12/25/37	2,868,649
	62	BCAP LLC Trust (a)	3.84(d)	03/26/37	56,593
	44	Bear Stearns ARM Trust	3.729(d)	05/25/47	36,321
	4,000	Boston Lending Trust (a)	3.25(d)	05/25/62	3,060,356
		Brean Asset Backed Securities Trust,
	3,177	(a)	1.40(d)	10/25/63	2,761,020
	5,000	(a)	4.00	09/25/63	4,355,431
	3,000	(a)	4.50(d)	03/25/78	2,744,177
		Cascade Funding Mortgage Trust,
	2,352	(a)	2.00(d)	09/25/50	2,187,473
	1,040	(a)	2.00(d)	02/25/52	837,163

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$234	(a)	2.80(d)%	06/25/69	$228,165
4,500	(a)	3.25(d)	11/25/35	4,100,421
3,000	(a)	3.735(d)	06/25/36	2,866,847
5,500	(a)	3.75(d)	04/25/25	4,532,770
5,402	(a)	4.00(d)	06/25/69	4,833,002
6,130	(a)	4.00(d)	10/25/68	5,574,560
4,500	(a)	5.072(d)	10/27/31	4,194,402
93	Chase Mortgage Finance Trust 1 Month Term SOFR + 0.71%	6.00(d)	02/25/37	29,945
55	ChaseFlex Trust	6.50	02/25/35	47,952
	CHL Mortgage Pass-Through Trust,
242		5.36(d)	09/25/34	218,113
76		5.50	05/25/34	74,583
649		6.00	12/25/36	386,314
2,132	CIM Trust (a)	2.569	07/25/55	2,111,192
	Citigroup Mortgage Loan Trust, Inc.,
1,083	(a)	2.50(d)	05/25/51	887,972
57		4.789(d)	11/25/36	49,014
	Countrywide Alternative Loan Trust,
77		3.879(d)	05/25/36	65,235
107		3.917(d)	10/25/35	103,942
34		3.96(d)	08/25/35	30,456
17		5.50	02/25/36	9,043
167	1 Month Term SOFR + 0.61%	5.50(d)	10/25/35	102,651
77	1 Month Term SOFR + 0.47%	5.81(d)	05/25/47	69,146
139		6.00	07/25/37	75,610
347		6.00	04/25/36	171,991
	Countrywide Reperforming Loan Trust,
	REMIC
111	(a)	6.50	03/25/35	112,293
99	(a)	7.50	11/25/34	87,326
6,511	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.289(d)	03/25/45	6,657,722
	CSFB Mortgage-Backed Pass-Through Certificates,
194		6.50	12/25/33	196,156
245		7.50	10/25/32	242,663
1,653	CSMC Mortgage-Backed Trust	6.50	05/25/36	477,254

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	158	EMF-NL Prime 3 Month EURIBOR + 0.80% (Netherlands)	4.728(d)%	04/17/41	$163,227
	693	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	4.158(d)	08/02/50	573,755
		FMC GMSR Issuer Trust, Class A
	$4,000	(a)	3.62(d)	07/25/26	3,518,735
	1,600	(a)	4.44(d)	10/25/26	1,315,772
	2,000	(a)	4.45(d)	01/25/26	1,837,822
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	8.34(d)	06/18/38	1,655,156
		GSR Mortgage Loan Trust,
	$78		3.946(d)	03/25/37	43,329
	10		3.993(d)	05/25/35	7,730
	282		5.258(d)	12/25/34	261,249
	864	PAC	5.50	03/25/35	743,456
	201	HarborView Mortgage Loan Trust	5.624(d)	05/19/33	188,186
	2,500	Harvest Commercial Capital Loan Trust, Class M5 (a)	5.964(d)	04/25/52	2,260,452
	3,694	Headlands Residential 2021-RPL1 LLC (a)	2.487(d)	09/25/26	3,492,015
EUR	637	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	4.056(d)	03/22/44	605,131
	$17	Impac CMB Trust 1 Month Term SOFR + 0.89%	6.23(d)	10/25/35	17,460
	2,919	Imperial Fund Mortgage Trust, Class A1 (a)	7.369	11/25/67	2,993,475
	118	JP Morgan Alternative Loan Trust	6.00	12/25/35	93,252
	3,007	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35	07/13/52	2,696,108
EUR	814	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	4.272(d)	09/16/48	795,075
		Lehman Mortgage Trust,
	$76		5.50	02/25/36	39,758
	340		6.50	09/25/37	112,452
		LHOME Mortgage Trust, Class A1
	3,000	(a)	7.628	11/25/28	3,022,874
	2,200	(a)	8.00	08/25/28	2,230,611
		Ludgate Funding PLC,
EUR	827	3 Month EURIBOR + 0.85% (United Kingdom)	4.743(d)	01/01/61	823,938
	473	3 Month EURIBOR + 1.10% (United Kingdom)	4.993(d)	01/01/61	442,975
		Mansard Mortgages PLC,
GBP	380	3 Month GBP SONIA + 1.22% (United Kingdom)	6.44(d)	10/15/48	429,320
	304	3 Month GBP SONIA + 2.12% (United Kingdom)	7.34(d)	12/15/49	380,187

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
GBP	651	3 Month GBP SONIA + 3.12% (United Kingdom)	8.34(d)%	12/15/49	$823,566
	$589	MASTR Alternative Loan Trust	6.00	05/25/33	557,681
	26	MASTR Asset Securitization Trust 1 Month Term SOFR + 6.00%	6.00(d)	06/25/36	15,552
	916	Med Trust, Class D 1 Month Term SOFR + 2.11% (a)	7.448(d)	11/15/38	901,879
	1,135	Mello Warehouse Securitization Trust, Class E 1 Month Term SOFR + 3.36% (a)	8.70(d)	11/25/55	1,137,056
	1,075	Merrill Lynch Mortgage Investors Trust IO (a)	0.00(d)	02/25/36	11
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	8.54(d)	03/13/46	2,520,334
	$80	MortgageIT Trust 1 Month Term SOFR + 1.01%	6.35(d)	10/25/35	78,315
GBP	605	Newgate Funding PLC 3 Month GBP LIBOR + 3.00% (United Kingdom)	8.34(d)	12/15/50	700,254
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
	$2,008		5.755(d)	06/25/36	557,925
	96		8.122(d)	06/25/36	94,714
		NYMT Loan Trust,
	4,383	(a)	5.944(d)	10/25/60	4,383,800
	1,630	(a)	7.154	02/25/29	1,625,652
	3,000	Ocwen Loan Investment Trust, Class M1 (a)	3.00(d)	06/25/36	2,690,559
	1,768	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	1,717,474
	3,310	PNMAC GMSR Issuer Trust 1 Month Term SOFR + 3.51% (a)	8.851(d)	08/25/25	3,317,009
	1,300	PRET LLC, Class A1 (a)	7.143	01/25/54	1,309,544
	1,944	PRKCM Trust, Class A1 (a)	7.225	11/25/58	2,008,571
		Residential Accredit Loans, Inc. Trust,
	52		6.00	04/25/36	38,129
	30		6.00	01/25/37	23,640
	227	RFMSI Trust	6.00	07/25/36	194,753
GBP	454	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	5.81(d)	06/12/44	550,001
		RMF Buyout Issuance Trust,
	$3,500	(a)	3.63(d)	10/25/50	3,141,213
	1,200	(a)	3.69(d)	11/25/31	1,055,797
	4,000	(a)	4.50(d)	04/25/32	2,990,889
	8,512	(a)	6.00	10/25/50	5,498,262

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		RMF Proprietary Issuance Trust, Class A1
	$2,784	(a)		3.00(d)%	01/25/62	$2,330,703
	2,540	(a)		3.25(d)	04/26/60	1,957,967
	1,000	(a)		4.00(d)	08/25/62	873,013
		Seasoned Credit Risk Transfer Trust, Class M
	1,120	(a)		3.75(d)	09/25/55	1,018,664
	3,250	(a)		4.25(d)	08/25/59	2,940,999
	2,500	(a)		4.25(d)	05/25/60	2,259,517
	1,000	(a)		4.50(d)	02/25/59	896,962
	3,100			4.75(d)	10/25/58	2,931,200
	168	Sequoia Mortgage Trust 1 Month Term SOFR + 0.73%		6.071(d)	07/20/33	158,911
	5,915	Stanwich Mortgage Loan Co. LLC (a)		2.735	10/16/26	5,622,052
	45	STARM Mortgage Loan Trust		4.424(d)	10/25/37	40,060
		Structured Adjustable Rate Mortgage Loan Trust,
	300			4.151(d)	11/25/34	271,737
	286			6.309(d)	02/25/35	279,823
	366	Structured Asset Mortgage Investments II Trust		3.176(d)	04/19/35	314,742
	1,069	Structured Asset Securities Corp. IO (a)		0.00(d)	07/25/35	15,040
	1,100	Taubman Centers Commercial Mortgage Trust, Class A 1 Month Term SOFR + 2.19% (a)		7.519(d)	05/15/37	1,105,145
EUR	2,016	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)		4.121(d)	12/28/50	1,882,931
AUD	3,800	Vermilion Bond Trust, Class C 1 Month BBSW + 3.80% (Australia)		8.105(d)	12/14/58	2,496,332
	$207	Wells Fargo Alternative Loan Trust		7.056(d)	07/25/37	200,242
		Total Mortgages - Other (Cost $166,959,822)				159,017,104

		Senior Loan Interests (0.6%)
	4,500	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (i) (acquired 12/07/2021) (Acquisition Cost $4,500,000)	1	2.882(d)	12/15/26	4,500,000

		Supranational (0.7%)
	2,100	African Export-Import Bank (a)		3.798	05/17/31	1,780,968

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Banque Ouest Africaine de Developpement
EUR	2,170		2.75%	01/22/33	$1,795,400
	$2,600	(a)	4.70	10/22/31	2,216,656
		Total Supranational (Cost $6,310,089)			5,793,024

NUMBER OF SHARES
Investment Company (0.7%)
78,000	iShares iBoxx High Yield Corporate Bond ETF (Cost $5,856,880)	6,043,440

PRINCIPAL AMOUNT (000)
	Short-Term Investments (10.4%)
	Commercial Paper (1.9%)
$3,910	Bank of Montreal (j)	5.819	03/18/24	3,882,122
3,910	Macquarie Bank Ltd. (a)(j)	5.86	03/05/24	3,889,821
3,910	Skandinaviska Enskilda Banken AB (a)(j)	5.791	03/11/24	3,886,449
3,850	Svenska Handelsbanken AB (a)(j)	5.834	03/11/24	3,826,643
	Total Commercial Paper (Cost $15,485,035)			15,485,035

	U.S. Treasury Securities (5.4%)
	U.S. Treasury Bill
10,100	(b)(k)(l)	5.308	04/18/24	9,987,722
3,060	(k)	5.328	05/02/24	3,035,248
325	(b)(k)(l)	5.357	04/18/24	321,387
3,000	(k)	5.368	03/05/24	2,985,538
9,375	(b)(k)(l)	5.532	04/18/24	9,270,782
330	(k)	5.548	03/28/24	327,259
16,640	(k)	5.555	03/28/24	16,501,893
1,450	(k)	5.56	03/28/24	1,437,954
	Total U.S. Treasury Securities (Cost $43,866,300)			43,867,783

NUMBER OF SHARES (000)		VALUE
	Investment Company (2.0%)
16,721	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (m) (Cost $16,720,769)	16,720,769

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Securities held as Collateral on Loaned Securities (1.1%)
	Investment Company (1.1%)
8,747	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (m) (Cost $8,747,385)		$8,747,385
	Total Short-Term Investments (Cost $84,819,489)		84,820,972
	Total Investments (Cost $878,886,909) including $27,481,552 of Securities Loaned (n)(o)	104.7%	857,957,469
	Liabilities in Excess of Other Assets	(4.7)	(38,547,889)
	Net Assets	100.0%	$819,409,580

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

ARM	Adjustable Rate Mortgages.
BBSW	Australia's Bank Bill Swap.
CLO	Collateralized Loan Obligation.
DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2024, were $27,481,552 and $28,027,208, respectively. The Fund received cash collateral of $8,747,385, was subsequently invested in a Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $19,279,823 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of January 31, 2024.
(d)	Floating or variable rate securities: The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

(e)	Capital appreciation bond.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2024. Maturity date disclosed is the ultimate maturity date.
(g)	Security is subject to delayed delivery.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2024.
(i)	This security, which represents 0.5% of net assets as of January 31, 2024 is considered restricted as the investment can only be sold to a limited number of Institutional investors.
(j)	The rates shown are the effective yields at the date of purchase.
(k)	Rate shown is the yield to maturity at January 31, 2024.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2024, advisory fees paid were reduced by $10,789 relating to the Fund's investment in the Liquidity Fund.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	At January 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,314,296 and the aggregate gross unrealized depreciation is $39,813,715, resulting in net unrealized depreciation of $22,499,419.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia & New Zealand Banking Group Ltd.	AUD	24,954		$16,428	2/8/24	$54
Australia & New Zealand Banking Group Ltd.	EUR	190,739		$207,013	2/8/24	831
Australia & New Zealand Banking Group Ltd.	EUR	14,319		$15,587	2/8/24	109
Australia & New Zealand Banking Group Ltd.	NZD	31,752		$19,484	2/8/24	75
Australia & New Zealand Banking Group Ltd.		$16,962	AUD	25,768	2/8/24	(54)
Bank of America NA	GBP	13,694,218		$16,854,734	2/8/24	(500,750)
Bank of America NA		$11,217,348	INR	936,312,000	2/8/24	55,250
Barclays Bank PLC	CAD	1,549,500		$1,127,106	2/8/24	(25,513)
Barclays Bank PLC	EUR	82,586		$90,095	2/8/24	822
Barclays Bank PLC	GBP	750,000		$953,792	2/8/24	3,273
Barclays Bank PLC	MXN	8,988		$525	2/8/24	3
Barclays Bank PLC	NZD	9,746,571		$5,822,952	2/8/24	(134,672)
Barclays Bank PLC		$3,769,800	AUD	5,855,500	2/8/24	72,444
Barclays Bank PLC		$13,327	MXN	235,082	2/8/24	318
BNP Paribas SA	BRL	20,172,598		$4,086,417	2/8/24	17,791
BNP Paribas SA	CAD	1,549,500		$1,125,765	2/8/24	(26,854)
BNP Paribas SA	CAD	2,851,000		$2,141,918	2/8/24	21,159
BNP Paribas SA	CNH	111,574,000		$15,427,181	2/8/24	(98,967)
BNP Paribas SA	COP	1,197,072,444		$300,636	2/8/24	(6,420)
BNP Paribas SA	COP	781,032,240		$197,280	2/8/24	(3,059)
BNP Paribas SA	COP	1,178,441,244		$296,687	2/8/24	(5,590)
BNP Paribas SA	COP	2,538,445,000		$641,507	2/8/24	(9,618)
BNP Paribas SA	COP	3,426,900,750		$865,598	2/8/24	(13,422)
BNP Paribas SA	EUR	2,985,000		$3,274,627	2/8/24	47,936
BNP Paribas SA	EUR	497,147		$545,240	2/8/24	7,839
BNP Paribas SA	EUR	65,747		$71,386	2/8/24	316
BNP Paribas SA	GBP	5,428,712		$6,794,574	2/8/24	(85,550)
BNP Paribas SA	HUF	428,120,000		$1,236,063	2/8/24	31,204
BNP Paribas SA	IDR	17,350,467,500		$1,108,160	2/7/24	8,716
BNP Paribas SA	IDR	19,134,418,951		$1,235,515	2/7/24	23,027
BNP Paribas SA	IDR	12,009,860,208		$773,831	2/7/24	12,804
BNP Paribas SA	IDR	27,147,482,636		$1,750,773	2/7/24	30,523
BNP Paribas SA	IDR	9,976,133,342		$645,287	2/7/24	13,131
BNP Paribas SA	IDR	3,679,375,238		$237,517	2/7/24	4,367
BNP Paribas SA	IDR	8,698,902,880		$559,667	2/7/24	8,445
BNP Paribas SA	IDR	6,901,355,902		$445,450	2/7/24	8,133
BNP Paribas SA	IDR	1,737,405,760		$111,881	2/7/24	1,787
BNP Paribas SA	IDR	18,528,496,000		$1,178,583	2/7/24	4,490
BNP Paribas SA	MXN	35,290,000		$2,059,602	2/8/24	11,279
BNP Paribas SA	MXN	168,376,050		$9,772,718	2/8/24	(263)
BNP Paribas SA		$9,582,321	BRL	47,650,967	2/8/24	28,438
BNP Paribas SA		$1,552,413	COP	6,222,073,000	2/8/24	43,584
BNP Paribas SA		$200,660	HUF	70,534,500	2/8/24	(2,154)
BNP Paribas SA		$4,152,765	INR	346,677,000	2/8/24	21,004
BNP Paribas SA		$2,023,740	MXN	34,780,000	2/8/24	(5,019)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont'd)

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	BRL	20,260,000		$4,107,950	2/8/24	$21,696
Citibank NA	INR	1,282,989,000		$15,350,431	2/8/24	(95,936)
Credit Agricole CIB		$3,944,088	AUD	6,004,000	2/8/24	(4,402)
Goldman Sachs International	AUD	4,942,000		$3,247,641	2/8/24	4,815
Goldman Sachs International	BRL	8,490,000		$1,709,109	2/8/24	(3,245)
Goldman Sachs International	CAD	2,790,000		$2,058,270	2/8/24	(17,113)
Goldman Sachs International	COP	23,452,956,838		$5,763,828	2/8/24	(251,991)
Goldman Sachs International	COP	4,188,434,250		$1,057,432	2/8/24	(16,926)
Goldman Sachs International	HUF	3,168,369,086		$8,828,984	2/8/24	(87,761)
Goldman Sachs International	MXN	650		$38	2/8/24	— @
Goldman Sachs International		$312,420	HUF	109,434,775	2/8/24	(4,438)
Goldman Sachs International		$4,098,845	MXN	71,270,000	2/8/24	37,850
HSBC Bank PLC	EUR	1,680,000		$1,843,441	2/8/24	27,414
HSBC Bank PLC	EUR	982,158		$1,070,645	2/8/24	8,963
HSBC Bank PLC		$904,490	EUR	825,000	2/8/24	(12,691)
HSBC Bank PLC		$2,464,029	EUR	2,250,000	2/8/24	(31,850)
HSBC Bank PLC		$4,047,199	THB	142,684,000	2/8/24	(23,535)
JPMorgan Chase Bank NA	BRL	127,173,829		$25,710,381	2/8/24	60,597
JPMorgan Chase Bank NA	CAD	18,468,000		$13,529,651	2/8/24	(208,048)
JPMorgan Chase Bank NA	COP	6,108,650,000		$1,537,541	2/8/24	(29,363)
JPMorgan Chase Bank NA	EUR	15,380		$16,737	2/8/24	112
JPMorgan Chase Bank NA	EUR	1,387,726		$1,510,461	2/8/24	10,373
JPMorgan Chase Bank NA	HUF	799,075,724		$2,256,148	2/8/24	7,308
JPMorgan Chase Bank NA	HUF	428,237,456		$1,225,736	2/8/24	20,546
JPMorgan Chase Bank NA	MXN	363		$21	2/8/24	— @
JPMorgan Chase Bank NA	PEN	6,785,000		$1,813,444	2/8/24	30,692
JPMorgan Chase Bank NA	PEN	6,140,000		$1,639,826	2/8/24	26,547
JPMorgan Chase Bank NA	THB	142,684,000		$4,037,320	2/8/24	13,656
JPMorgan Chase Bank NA		$3,756,122	AUD	5,855,500	2/8/24	86,122
JPMorgan Chase Bank NA		$15,739,321	CNH	111,574,000	2/8/24	(213,174)
JPMorgan Chase Bank NA		$2,191,537	COP	8,842,850,000	2/8/24	76,705
JPMorgan Chase Bank NA		$761,526	HUF	266,468,087	2/8/24	(11,604)
JPMorgan Chase Bank NA		$2,377,161	HUF	826,323,245	2/8/24	(51,638)
JPMorgan Chase Bank NA		$4,108,686	JPY	606,682,000	2/7/24	16,538
JPMorgan Chase Bank NA		$2,063,787	JPY	302,510,000	2/8/24	(6,508)
Royal Bank of Canada	EUR	2,803,000		$3,068,242	2/8/24	38,288
Royal Bank of Canada	EUR	1,740,000		$1,883,661	2/8/24	2,776
Royal Bank of Canada		$3,862,169	AUD	5,804,000	2/8/24	(53,718)
Royal Bank of Canada		$1,572,320	PEN	5,869,000	2/8/24	(30,247)
Standard Chartered Bank	EUR	57,129		$62,820	2/8/24	1,065
Standard Chartered Bank	EUR	1,670,000		$1,823,970	2/8/24	18,753
Standard Chartered Bank	GBP	960,000		$1,224,565	2/8/24	7,901
Standard Chartered Bank	GBP	790,000		$999,343	2/8/24	(1,870)
Standard Chartered Bank	MXN	11,870		$689	2/8/24	— @
UBS AG	COP	12,935,205,000		$3,146,104	2/8/24	(171,851)
UBS AG	EUR	159,861		$175,589	2/8/24	2,784
UBS AG	EUR	396,195		$431,253	2/8/24	2,978
UBS AG	HUF	923,578,933		$2,578,199	2/8/24	(21,030)
UBS AG	HUF	425,924,978		$1,226,534	2/8/24	27,853
UBS AG	IDR	104,673,606,559		$6,745,303	2/7/24	112,467
UBS AG	MXN	8,980		$523	2/8/24	2
UBS AG	PEN	27,662,000		$7,332,538	2/8/24	64,376

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont'd)

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$5,643,027	AUD	8,663,334	2/8/24	$41,652
UBS AG		$16,106	AUD	24,485	2/8/24	(40)
UBS AG		$16,726	AUD	24,825	2/8/24	(436)
UBS AG		$5,048,100	EUR	4,637,449	2/8/24	(35,164)
UBS AG		$680,100	EUR	620,457	2/8/24	(9,405)
UBS AG		$5,505,035	GBP	4,330,891	2/8/24	(16,243)
UBS AG		$6,764,337	GBP	5,308,293	2/8/24	(36,826)
UBS AG		$198,346	HUF	69,637,260	2/8/24	(2,366)
UBS AG		$761,237	HUF	263,354,062	2/8/24	(20,080)
UBS AG		$6,019,585	NZD	9,778,323	2/8/24	(42,552)
Westpac Banking Corp.	EUR	131,790,575		$141,342,361	2/8/24	(1,119,097)
						$(2,299,072)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
German Euro-Bobl Index (Germany)	216	Mar–24	EUR	21,600	$27,668,605	$254,602
German Euro-BTP Index (Germany)	82	Mar–24		8,200	10,543,700	76,180
German Euro-Bund Index (Germany)	161	Mar–24		16,100	23,636,913	(65,704)
U.S. Treasury 5 yr. Note (United States)	589	Mar–24		$58,900	63,842,078	619,396
Short:
Can 10 yr. Bond (Canada)	56	Mar–24	CAD	(5,600)	(5,067,886)	14,985
U.S. Treasury Bond (United States)	16	Mar–24		$(1,600)	(2,067,500)	(26,000)
U.S. Treasury 10 yr. Note (United States)	24	Mar–24		(2,400)	(2,695,875)	(32,869)
U.S. Treasury 10 yr. Ultra Note (United States)	44	Mar–24		(4,400)	(5,142,500)	(74,250)
						$766,340

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2024 (unaudited) continued

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at January 31, 2024:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/ RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.590%	Monthly/Monthly	12/28/33	MXN	29,093	$8,021	$—	$8,021
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.590	Monthly/Monthly	12/29/33		29,092	8,464	—	8,464
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.580	Monthly/Monthly	12/28/33		29,093	9,168	—	9,168
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.580	Monthly/Monthly	12/28/33		29,093	9,454	—	9,454
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.570	Monthly/Monthly	12/28/33		29,093	10,314	—	10,314
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.560	Monthly/Monthly	12/30/33		31,172	12,548	—	12,548
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.540	Monthly/Monthly	12/30/33		31,172	15,004	—	15,004
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.600	Monthly/Monthly	1/5/29		51,137	(16,151)	—	(16,151)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.630	Monthly/Monthly	1/5/29		51,137	(12,526)	—	(12,526)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.640	Monthly/Monthly	1/3/29		47,727	(10,596)	—	(10,596)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.650	Monthly/Monthly	1/3/29		47,727	(9,468)	—	(9,468)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.660	Monthly/Monthly	1/3/29		47,727	(8,340)	—	(8,340)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.660	Monthly/Monthly	1/3/29		47,727	(8,904)	—	(8,904)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.660	Monthly/Monthly	1/4/29		47,727	(8,088)	—	(8,088)
Morgan Stanley & Co. LLC	3 Month STIBR	Pay	2.930	Annual/Quarterly	12/4/33	SEK	24,295	(70,957)	—	(70,957)
Morgan Stanley & Co. LLC	3 Month STIBR	Pay	2.890	Annual/Quarterly	12/4/33		24,295	(64,385)	—	(64,385)
Morgan Stanley & Co. LLC	3 Month STIBR	Pay	2.870	Annual/Quarterly	12/1/33		48,590	(118,644)	—	(118,644)
Morgan Stanley & Co. LLC	3 Month STIBR	Receive	3.450	Quarterly/Annual	12/4/25		108,945	57,549	—	57,549
Morgan Stanley & Co. LLC	3 Month STIBR	Receive	3.470	Quarterly/Annual	12/4/25		108,945	62,572	—	62,572
Morgan Stanley & Co. LLC	3 Month STIBR	Receive	3.480	Quarterly/Annual	12/1/25		217,890	126,275	—	126,275
Morgan Stanley & Co. LLC	BRL-CDI	Receive	10.060	Maturity/Maturity	1/2/29	BRL	8,420	(6,582)	—	(6,582)
Morgan Stanley & Co. LLC	BRL-CDI	Receive	10.060	Maturity/Maturity	1/2/29		8,420	(6,582)	—	(6,582)
Morgan Stanley & Co. LLC	US CPI All Urban Consumers Index	Pay	3.550	Annual/Annual	1/16/54	USD	2,190	(15,393)	—	(15,393)
								$(37,247)	$—	$(37,247)

@	Amount is less than $0.50.
CDI	CHESS Depositary Interest.
CPI	Consumer Price Index.
TIIE	Interbank Equilibrium Interest Rate.

AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CNH —	Chinese Yuan Renminbi Offshore
COP —	Colombian Peso
DOP —	Dominican Peso
EUR —	Euro
GBP —	British Pound
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
INR —	Indian Rupee
JPY —	Japanese Yen
MXN —	Mexican Peso
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
SEK —	Swedish Krona
THB —	Thai Baht
USD —	United States Dollar
UYU —	Uruguay Peso

PORTFOLIO COMPOSITION* AS OF 01/31/24	PERCENTAGE OF TOTAL INVESTMENTS
Corporate Bonds	35.1%
Mortgages - Other	18.7
Sovereign	16.3
Asset-Backed Securities	12.0
Short-Term Investments	9.0
Agency Fixed Rate Mortgages	3.6
Commercial Mortgage-Backed Securities	3.1
Supranational	0.7
Investment Company	0.7
Senior Loan Interests	0.5
Collateralized Mortgage Obligations - Agency Collateral Series	0.3
Total Investments	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2024.
**	Does not include open futures contracts with a value of $140,665,057 and net unrealized appreciation of $766,340. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $2,299,072. Also does not include open swap agreements with net unrealized depreciation of $37,247.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ January 31, 2024 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a whollyowned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ January 31, 2024 (unaudited) continued

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ January 31, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$298,194,885	$—	$298,194,885
Sovereign	—	138,654,654	—	138,654,654
Agency Fixed Rate Mortgages	—	30,618,981	—	30,618,981
Asset-Backed Securities	—	101,319,998	—	101,319,998
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,613,042	—	2,613,042
Commercial Mortgage-Backed Securities	—	26,381,369	—	26,381,369
Mortgages - Other	—	159,017,104	—	159,017,104
Senior Loan Interests	—	4,500,000	—	4,500,000
Supranational	—	5,793,024	—	5,793,024
Total Fixed Income Securities	—	767,093,057	—	767,093,057
Investment Company	6,043,440	—	—	6,043,440
Short-Term Investments
U.S. Treasury Securities	—	43,867,783	—	43,867,783
Investment Company	25,468,154	—	—	25,468,154
Commercial Paper	—	15,485,035	—	15,485,035
Total Short-Term Investments	25,468,154	59,352,818	—	84,820,972
Foreign Currency Forward Exchange Contracts	—	1,249,981	—	1,249,981
Futures Contracts	965,163	—	—	965,163
Centrally Cleared Interest Rate Swap Agreements	—	319,369	—	319,369
Total Assets	32,476,757	828,015,225	—	860,491,982
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,549,053)	—	(3,549,053)
Futures Contracts	(198,823)	—	—	(198,823)
Centrally Cleared Interest Rate Swap Agreements	—	(356,616)	—	(356,616)
Total Liabilities	(198,823)	(3,905,669)	—	(4,104,492)
Total	$32,277,934	$824,109,556	$—	$856,387,490

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.